UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number	811-21148

Eaton Vance Insured New York Municipal Bond Fund
(Exact Name of Registrant as Specified in Charter)

The Eaton Vance Building, 255 State Street, Boston, Massachusetts	02109
(Address of Principal Executive Offices)	(Zip code)

Maureen A. Gemma Eaton Vance Management, 255 State Street, Boston, Massachusetts 02109
(Name and Address of Agent for Service)

Registrant’s Telephone Number, Including Area Code:	(617) 482-8260

Date of Fiscal Year End:	September 30

Date of Reporting Period:	June 30, 2008

Item 1. Schedule of Investments

Eaton Vance Insured New York Municipal Bond Fund	as of June 30, 2008

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 163.3%

Principal
Amount
(000’s omitted)	Security	Value
Electric Utilities — 0.9%
$1,950	Long Island Power Authority, Electric System Revenue, 5.00%, 9/1/27	$1,969,324
		$1,969,324
Escrowed/Prerefunded — 0.4%
$735	New York City, Prerefunded to 6/1/12, 5.25%, 6/1/27	$791,250
		$791,250
General Obligations — 4.4%
$3,500	New York City, 5.25%, 8/15/26	$3,616,270
2,340	New York City, 5.25%, 6/1/27	2,389,678
1,500	New York City, 5.25%, 1/15/28	1,538,280
55	New York City, 5.25%, 1/15/33	56,291
1,750	New York City, 5.25%, 1/15/33 (1)	1,791,073
		$9,391,592
Hospital — 0.3%
$640	New York Dormitory Authority, (Lenox Hill Hospital), 5.50%, 7/1/30	$592,736
		$592,736
Industrial Development Revenue — 3.0%
$145	Liberty Development Corp., (Goldman Sachs Group, Inc.), 5.25%, 10/1/35	$149,473
4,500	Liberty Development Corp., (Goldman Sachs Group, Inc.), 5.25%, 10/1/35 (1)	4,638,825
1,485	Liberty Development Corp., (Goldman Sachs Group, Inc.), 5.50%, 10/1/37	1,581,703
		$6,370,001
Insured-Electric Utilities — 7.7%
$6,730	Long Island Power Authority, (AMBAC), 5.00%, 9/1/34	$6,730,606
3,685	Long Island Power Authority, Electric System Revenue, (MBIA), 4.25%, 5/1/33	3,270,180
7,210	New York Power Authority, (MBIA), 4.50%, 11/15/47 (1)	6,656,777
		$16,657,563
Insured-Escrowed/Prerefunded — 1.4%
$8,615	New York Dormitory Authority, (Memorial Sloan-Kettering Cancer Center), (MBIA), Escrowed to Maturity, 0.00%, 7/1/30	$2,918,848
		$2,918,848
Insured-General Obligations — 0.8%
$1,750	New York Dormitory Authority, (School Districts Financing Program), (MBIA), 5.00%, 10/1/30	$1,756,510
		$1,756,510
Insured-Hospital — 18.8%
$15,500	New York City Health and Hospital Corp., (Health Systems), (AMBAC), 5.00%, 2/15/23	$15,632,680
95	New York Dormitory Authority, (Health Quest Systems), (AGC), 5.125%, 7/1/37	96,680
7,250	New York Dormitory Authority, (Health Quest Systems), (AGC), 5.125%, 7/1/37 (1)	7,378,180
6,800	New York Dormitory Authority, (Maimonides Medical Center), (MBIA), 5.00%, 8/1/33	6,803,264
10,000	New York Dormitory Authority, (Presbyterian Hospital), (FSA), 5.25%, 2/15/31 (1)	10,267,800
		$40,178,604
Insured-Lease Revenue/Certificates of Participation — 4.3%
$2,050	Hudson Yards Infrastructure Corp., (FGIC), 5.00%, 2/15/47	$1,972,981
8,120	Hudson Yards Infrastructure Corp., (MBIA), 4.50%, 2/15/47	7,317,175
		$9,290,156
Insured-Other Revenue — 10.5%
$5,535	New York City Cultural Resource Trust, (American Museum of Natural History), (MBIA), 5.00%, 7/1/44	$5,569,206

$4,300	New York City Cultural Resource Trust, (Museum of Modern Art), (AMBAC), 5.125%, 7/1/31	$4,347,214
2,465	New York City Industrial Development Agency, (Queens Baseball Stadium), (AMBAC), 5.00%, 1/1/39	2,412,126
2,820	New York Industrial Development Agency, (Queens Baseball Stadium), (AMBAC), 4.75%, 1/1/42	2,677,449
8,000	New York Industrial Development Agency, (Yankee Stadium), (MBIA), 4.75%, 3/1/46	7,531,520
		$22,537,515
Insured-Private Education — 27.6%
$4,000	Madison County Industrial Development Agency, (Colgate University), (MBIA), 5.00%, 7/1/39	$4,028,440
16,500	New York City Industrial Development Agency, (New York University), (AMBAC), 5.00%, 7/1/41	16,559,235
11,500	New York Dormitory Authority, (Brooklyn Law School), (XLCA), 5.125%, 7/1/30	11,153,275
4,250	New York Dormitory Authority, (New York University), (AMBAC), 5.00%, 7/1/31	4,282,937
4,500	New York Dormitory Authority, (New York University), (AMBAC), 5.00%, 7/1/41	4,516,155
13,585	New York Dormitory Authority, (Rochester Institute of Technology), (AMBAC), 5.25%, 7/1/32	13,706,857
8,205	Oneida County Industrial Development Agency, (Hamilton College), (MBIA), 0.00%, 7/1/34	2,045,589
8,455	Oneida County Industrial Development Agency, (Hamilton College), (MBIA), 0.00%, 7/1/36	1,881,914
4,000	Oneida County Industrial Development Agency, (Hamilton College), (MBIA), 0.00%, 7/1/37	841,440
		$59,015,842
Insured-Solid Waste — 1.5%
$1,790	Ulster County, Resource Recovery Agency, Solid Waste System, (AMBAC), 0.00%, 3/1/21	$974,190
1,090	Ulster County, Resource Recovery Agency, Solid Waste System, (AMBAC), 0.00%, 3/1/23	530,470
3,735	Ulster County, Resource Recovery Agency, Solid Waste System, (AMBAC), 0.00%, 3/1/25	1,618,525
		$3,123,185
Insured-Special Tax Revenue — 33.6%
$14,560	Metropolitan Transportation Authority, Petroleum Tax Fund, (FSA), 5.00%, 11/15/32 (1)	$14,672,841
10,000	New York City, Transitional Finance Authority, (FGIC), (FSA), 5.00%, 7/15/31 (1)	10,180,700
4,000	New York Convention Center Development Corp., Hotel Occupancy Tax, (AMBAC), 4.75%, 11/15/45	3,813,200
13,335	New York Convention Center Development Corp., Hotel Occupancy Tax, (AMBAC), 5.00%, 11/15/44	13,173,380
3,000	Puerto Rico Infrastructure Financing Authority, (AMBAC), 0.00%, 7/1/36	618,720
10,000	Puerto Rico Infrastructure Financing Authority, (FGIC), 0.00%, 7/1/32	2,491,700
54,630	Puerto Rico Sales Tax Financing, (AMBAC), 0.00%, 8/1/54	3,791,868
83,445	Puerto Rico Sales Tax Financing, (MBIA), 0.00%, 8/1/44	10,713,504
18,440	Puerto Rico Sales Tax Financing, (MBIA), 0.00%, 8/1/45	2,231,793
11,605	Puerto Rico Sales Tax Financing, (MBIA), 0.00%, 8/1/46	1,321,926
8,620	Sales Tax Asset Receivables Corp., (AMBAC), 5.00%, 10/15/29 (2)	8,805,933
		$71,815,565
Insured-Transportation — 31.5%
$22,500	Metropolitan Transportation Authority, (FSA), 5.00%, 11/15/30 (1)	$22,825,125
5,600	Port Authority of New York and New Jersey, (FSA), 5.00%, 8/15/24 (1)	5,849,984
11,000	Port Authority of New York and New Jersey, (FSA), 5.00%, 8/15/33 (1)	11,266,640
3,145	Puerto Rico Highway and Transportation Authority, (MBIA), 5.00%, 7/1/33	3,149,120
24,150	Triborough Bridge and Tunnel Authority, (MBIA), 5.00%, 11/15/32	24,261,573
		$67,352,442
Insured-Water and Sewer — 7.8%
$6,615	New York City Municipal Water Finance Authority, (Water and Sewer System), (AMBAC), 5.00%, 6/15/38	$6,644,503
10,000	New York City Municipal Water Finance Authority, (Water and Sewer System), (MBIA), 5.125%, 6/15/34 (1)	10,104,900
		$16,749,403

Lease Revenue/Certificates of Participation — 6.6%
$4,000	Metropolitan Transportation Authority, Lease Contract, 5.125%, 1/1/29	$4,043,920
10,000	New York Dormitory Authority, (North General Hospital), 5.00%, 2/15/25	10,193,600
		$14,237,520
Private Education — 2.2%
$1,630	Madison County Industrial Development Agency, (Colgate University), 5.00%, 7/1/33	$1,651,581
3,065	Rensselaer County Industrial Development Agency, (Rensselaer Polytech Institute), 5.125%, 8/1/27	3,082,654
		$4,734,235
Total Tax-Exempt Investments — 163.3% (identified cost $355,092,334)		$349,482,291
Other Assets, Less Liabilities — (38.4)%		$(82,204,905)
Auction Preferred Shares Plus Cumulative Unpaid Dividends — (24.9)%		$(53,309,504)
Net Assets Applicable to Common Shares— 100.0%		$213,967,882

AGC	—	Assured Guaranty Corp.
AMBAC	—	AMBAC Financial Group, Inc.
FGIC	—	Financial Guaranty Insurance Company
FSA	—	Financial Security Assurance, Inc.
MBIA	—	Municipal Bond Insurance Association
XLCA	—	XL Capital Assurance, Inc.

The Fund invests primarily in debt securities issued by New York municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at June 30, 2008, 89.1% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 2.1% to 31.7% of total investments.

(1)	Security represents the underlying municipal obligation of an inverse floating rate obligation held by the Fund.
(2)	Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

A summary of financial instruments at June 30, 2008 is as follows:

Futures Contracts

					Net
Expiration			Aggregate		Unrealized
Date	Contracts	Position	Cost	Value	Depreciation
9/08	167 U.S. Treasury Bond	Short	$(19,009,422)	$(19,304,156)	$(294,734)

Interest Rate Swaps

Counterparty	Notional Amount	Annual Fixed Rate Paid By Fund	Floating Rate Paid To Fund	Effective Date/ Termination Date	Net Unrealized Appreciation/ (Depreciation)
Lehman Brothers, Inc.	$9,275,000	4.985%	3-month USD-LIBOR-BBA	September 28, 2008/ September 28, 2038	$18,056
Merrill Lynch Capital Services, Inc.	12,300,000	4.9025%	3-month USD-LIBOR-BBA	July 9, 2008/ July 9, 2038	126,965
Morgan Stanley Capital Services, Inc.	5,600,000	5.428%	3-month USD- LIBOR-BBA	September 10, 2008/ September 10, 2038	(379,610)
					$(234,589)

The effective date represents the date on which the Fund and the counterparty to the interest swap contract begin interest payment accruals.

At June 30, 2008, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The cost and unrealized appreciation (depreciation) of investments of the Fund at June 30, 2008, as determined on a federal income tax basis, were as follows:

Aggregate cost	$254,614,305
Gross unrealized appreciation	$2,815,419
Gross unrealized depreciation	(10,827,433)
Net unrealized depreciation	$(8,012,014)

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Insured New York Municipal Bond Fund

By:	/s/ Cynthia J. Clemson
Cynthia J. Clemson
President

Date:	August 27, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Cynthia J. Clemson
Cynthia J. Clemson
President

Date:	August 27, 2008

By:	/s/ Barbara E. Campbell
Barbara E. Campbell
Treasurer

Date:	August 27, 2008